The cash flows of the contracts containing a lease are, in their majority, indexed to the IPCA inflation index on an annual basis. Below is an analysis of maturity of lease contracts: (Details) - BRL (R$)
R$ in Millions
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Undiscounted values	R$ 663
Embedded interest	(419)
Lease liabilities	244	R$ 227	R$ 288
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Undiscounted values	65
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Undiscounted values	29
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Undiscounted values	29
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Undiscounted values	28
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Undiscounted values	28
Later than five years [member]
IfrsStatementLineItems [Line Items]
Undiscounted values	R$ 484